Cash and Cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and cash equivalents
Cash restricted for use	R 1,980	R 1,803
Cash	15,148	27,643
Cash and cash equivalents	17,128	29,446
Bank overdraft	(89)	(123)
Total cash and cash equivalents	17,039	29,323	R 52,180	R 53,032
In trust
Cash and cash equivalents
Cash restricted for use	578	447
For rehabilitation
Cash and cash equivalents
Cash restricted for use	408	322
In respect of joint operations
Cash and cash equivalents
Cash restricted for use	969	559
In respect of joint operations | Power plant
Cash and cash equivalents
Cash restricted for use	542	30
In respect of joint operations | High-density polyethylene plant
Cash and cash equivalents
Cash restricted for use	38	85
In respect of joint operations | Canadian shale gas asset
Cash and cash equivalents
Cash restricted for use	42	117
In respect of joint operations | Sasol Gas pipeline in Mozambique
Cash and cash equivalents
Cash restricted for use	246	263
Other
Cash and cash equivalents
Cash restricted for use	433	797
Rand
Cash and cash equivalents
Total cash and cash equivalents	3,982	14,037
Euro
Cash and cash equivalents
Total cash and cash equivalents	2,855	2,994
US Dollar
Cash and cash equivalents
Total cash and cash equivalents	9,040	10,605
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 1,162	R 1,687